Basis of preparation of the financial statements (Tables)	6 Months Ended
Jun. 30, 2020
Basis of preparation of the financial statements
Schedule of exchange rates used to translate its foreign operations

			Average rate
	Closing rate		Three-month period ended		Six-month period ended
	June 30,	December 31,	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019	2020	2019
US Dollar ("US$")	5.4760	4.0307	5.3854	3.9221	4.9218	3.8459
Canadian dollar ("CAD")	4.0226	3.1034	3.8882	2.9312	3.5992	2.8833
Euro ("EUR" or "€")	6.1539	4.5305	5.9279	4.4068	5.4211	4.3440